Short-Term Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Borrowings [Abstract]
Interest expenses of short-term borrowings	$ 915,444	$ 651,287	$ 625,176
Weighted average interest rates of short-term loans outstanding	4.15%	4.73%